(7) Debt Obligations: Schedule of Future Minimum Lease Payments for Capital Leases (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Future Minimum Lease Payments for Capital Leases

Fiscal Year	Total
2013	$ 161,857
2014	112,383
2015	55,916
2016	9,797
Thereafter	-
Total minimum lease payments	339,953
Less: amount representing interest	(67,445)
Present value of net minimum lease payments	272,508
Less: current portion	(131,072)
Obligation under capital leases - long-term	$ 141,436